Intangible and other assets (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Schedule of Intangible and other assets by major class
In millions	December 31,	2013	2012
Pension asset (Note 11)		$1,662	$-
Deferred and long-term receivables		109	87
Intangible assets (A)		59	57
Investments (B)		57	30
Other		72	75
Total intangible and other assets		$1,959	$249

A. Intangible assets

Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions

B. Investments

As at December 31, 2013, the Company had $46 million ($20 million as at December 31, 2012) of investments accounted for under the equity method and $11 million ($10 million as at December 31, 2012) of investments accounted for under the cost method.